Finance lease obligations	12 Months Ended
Mar. 31, 2018
Disclosure of Finance lease obligations [Abstract]
Disclosure of finance lease and operating lease by lessee [text block]
16.	Finance lease obligations

The Group leases routers and other equipment under finance lease arrangements. The following is a schedule of future minimum finance lease commitments as at March 31, 2018:

	March 31, 2018			March 31, 2017
	Future minimum lease payments	Interest	Present value minimum lease payments	Future minimum lease payments	Interest	Present value minimum lease payments
Less than one year	104,916	15,830	89,086	367,620	34,137	333,483
Between one and five years	105,386	8,507	96,879	210,026	24,290	185,736
Total	210,302	24,337	185,965	577,646	58,427	519,219